Investments	12 Months Ended
Dec. 31, 2018
Investments
3.	Investments

The amortized cost, gross unrealized gains and losses and fair value for fixed maturities as of December 31, 2018 and 2017 were as follows:

December 31, 2018		Gross	Gross
($ in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$305,336	$5,423	$(8,833)	$301,926
Obligations of U.S. States and Political Subdivisions	747,872	21,407	(6,814)	762,465
Foreign government	22,476	8	(2,507)	19,977
All other corporate securities	5,830,098	22,671	(328,363)	5,524,406
ABS	404,935	422	(13,312)	392,045
CMBS	307,430	1,494	(7,957)	300,967
RMBS	83,965	4,289	(566)	87,688
Redeemable preferred stock	14,800	—	—	14,800

Total fixed maturities, available for sale	$7,716,912	$55,714	$(368,352)	$7,404,274

December 31, 2017		Gross	Gross
($ in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$416,639	$5,322	$(12,366)	$409,595
Obligations of U.S. States and Political Subdivisions	741,343	37,908	(2,720)	776,531
Foreign government	24,242	234	(1,685)	22,791
All other corporate securities	6,169,204	258,440	(37,898)	6,389,746
ABS	478,329	5,289	(3,395)	480,223
CMBS	189,596	1,377	(3,148)	187,825
RMBS	127,439	6,520	(509)	133,450
Redeemable preferred stock	14,800	—	—	14,800

Total fixed maturities, available for sale	$8,161,592	$315,090	$(61,721)	$8,414,961

Scheduled Maturities

The scheduled maturities for fixed maturities, available for sale, were as follows as of December 31, 2018:

($ in thousands)	Amortized Cost	Fair Value
Due in one year or less	$198,865	$198,415
Due after one year through five years	782,318	783,443
Due after five years through ten years	801,362	783,970
Due after ten years	4,927,645	4,651,395

Total before asset and mortgage-backed securities	$6,710,190	$6,417,223
Asset and mortgage-backed securities	1,006,722	987,051

Total fixed maturities	$7,716,912	$7,404,274

Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. Asset and mortgage-backed securities are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Commercial Mortgage Loans

The Company diversifies its commercial mortgage loan portfolio by geographical region to reduce concentration risk. The Company’s commercial mortgage loan portfolio by geographical region was as follows as of December 31, 2018 and 2017:

($ in thousands)	December 31, 2018	December 31, 2017
Alabama	$815	$1,056
Arizona	36,110	20,009
California	145,023	173,101
Colorado	61,191	57,293
Florida	54,630	103,869
Georgia	20,144	63,526
Hawaii	3,895	5,020
Illinois	86,832	87,957
Iowa	538	791
Kansas	9,200	9,200
Kentucky	—	6,538
Maryland	—	19,851
Massachusetts	29,836	53,605
Minnesota	23,612	116,923
Nevada	80,396	80,768
New Jersey	20,773	34,101
New York	48,375	50,691
North Carolina	33,447	34,022
Ohio	12,322	12,526
Pennsylvania	50,351	1,007
South Carolina	24,766	1,310
Texas	109,735	100,066
Utah	—	7,823
Virginia	248	975
Washington	—	77
Wisconsin	834	1,082
General allowance for loan loss	—	—

Total commercial mortgage loans	$853,073	$1,043,187

Credit Quality of Commercial Mortgage Loans

The credit quality of commercial mortgage loans held-for-investment was as follows at December 31, 2018 and 2017:

December 31, 2018	Recorded Investment
	Debt Service Coverage Ratios
($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$628,279	$88,404	$37,446	$754,129	88.4%	$752,667	88.3%
65% to 75%	50,000	48,944	—	98,944	11.6%	99,367	11.7%
76% to 80%	—	—	—	—	0.0%	—	0.0%
Greater than 80%	—	—	—	—	0.0%	—	0.0%

Total	$678,279	$137,348	$37,446	$853,073	100.0%	$852,034	100.0%

December 31, 2017	Recorded Investment
	Debt Service Coverage Ratios
($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$731,577	$48,895	$—	$780,472	74.8%	$782,640	74.9%
65% to 75%	222,771	39,944	—	262,715	25.2%	261,891	25.1%
76% to 80%	—	—	—	—	0.0%	—	0.0%
Greater than 80%	—	—	—	—	0.0%	—	0.0%

Total	$954,348	$88,839	$—	$1,043,187	100.0%	$1,044,531	100.0%

As of December 31, 2018 and 2017, the Company had no allowance for credit losses for commercial mortgage loans. As of December 31, 2018, $853.1 million of commercial mortgage and other loans were in current status with no commercial mortgage or other loans classified as past due. As of December 31, 2017, $1,043.2 million of commercial mortgage loans were in current status with no commercial mortgage or other loans classified as past due. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. During 2018 and 2017, the Company did not record any impairments related to commercial mortgage loans.

The Company’s commercial mortgages may occasionally be involved in a troubled debt restructuring. As of December 31, 2018 and 2017, the Company had no commitments to fund to borrowers that have been involved in a troubled debt restructuring. As of December 31, 2018 and 2017, the Company had no new troubled debt restructurings related to commercial mortgages and no payment defaults on commercial mortgages.

Other Invested Assets

Other invested assets were as follows as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
($ in thousands)
Low income housing tax credit properties	$—	$138
Derivatives	2,976	21,045

	$2,976	$21,183

Net Investment Income

Net investment income for the years ended December 31, 2018, 2017 and 2016 was as follows:

	2018	2017	2016
($ in thousands)
Fixed maturities, available for sale	$332,082	$345,299	$330,253
Fixed maturties, trading	5,963	3,424	—
Fixed maturities, fair value option	234	331	454
Common stock	314	224	—
Commercial mortgage loans	43,781	56,510	69,360
Cash, cash equivalents and short-term investments	4,262	1,718	1,007
Other investments	8,703	8,421	8,845

Gross investment income	$395,339	$415,927	$409,919
Investment expenses	14,527	14,814	12,836

Net investment income	$380,812	$401,113	$397,083

Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Realized investment gains, net
Fixed maturities, available for sale	$(45,240)	$11,434	$66,560
Fixed maturities, trading	(1,864)	1,081	—
Fixed maturties, fair value option	(247)	405	(733)
Commercial mortgage loans	1,201	5,935	4,037
Derivatives	(7,136)	19,360	3,856
Other invested assets	(9)	(92)	—

Net realized gains (losses)	$(53,295)	$38,123	$73,720

There were $4.8 million in other-than-temporary impairment losses recorded in the year ended December 31, 2018. These securities were impaired to fair value as of the impairment date and were considered credit impairments. There were $4.4 million in other-than-temporary impairment losses recorded in the year ended December 31, 2017. There were no other-than-temporary impairment losses recorded in the year ended December 31, 2016.

Proceeds from sales of fixed maturities and gross realized investment gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Fixed maturities, available-for-sale
Proceeds from sales	$919,347	$1,496,242	$3,027,998
Gross investment gains from sales	4,682	29,271	109,282
Gross investment losses from sales	(42,996)	(11,893)	(35,136)

Proceeds from sales excludes non-taxable exchanges of $5.4 million, $11.0 million, and $11.1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Unrealized Investment Gains and Losses

The gross unrealized losses and fair value of fixed maturities, available for sale, by the length of time that individual securities have been in a continuous unrealized loss position were as follows as of December 31, 2018 and 2017:

December 31, 2018	Less than 12 months		Greater than 12 months
($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$40,085	$(1,337)	$139,944	$(7,496)	$180,029	$(8,833)
Obligations of U.S. States and Political Subdivisions	113,634	(1,932)	75,444	(4,882)	189,078	(6,814)
Foreign government	8,894	(2)	10,573	(2,505)	19,467	(2,507)
All other corporate securities	3,626,045	(222,408)	805,107	(105,955)	4,431,152	(328,363)
ABS	237,153	(4,935)	107,437	(8,377)	344,590	(13,312)
CMBS	110,483	(2,936)	86,765	(5,021)	197,248	(7,957)
RMBS	10,028	(85)	13,793	(481)	23,821	(566)

Total fixed maturities	$4,146,322	$(233,635)	$1,239,063	$(134,717)	$5,385,385	$(368,352)

December 31, 2017	Less than 12 months		Greater than 12 months
($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$215,767	$(3,499)	$107,344	$(8,867)	$323,111	$(12,366)
Obligations of U.S. States and Political Subdivisions	38,171	(825)	45,877	(1,895)	84,048	(2,720)
Foreign government	296	(4)	11,098	(1,681)	11,394	(1,685)
All other corporate securities	740,795	(6,841)	489,367	(31,057)	1,230,162	(37,898)
ABS	77,050	(689)	99,327	(2,706)	176,377	(3,395)
CMBS	72,725	(593)	36,540	(2,555)	109,265	(3,148)
RMBS	6,908	(118)	21,835	(391)	28,743	(509)

Total fixed maturities	$1,151,712	$(12,569)	$811,388	$(49,152)	$1,963,100	$(61,721)

Portfolio Monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed maturity security whose carrying value may be other-than-temporarily impaired.

For each fixed maturity security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed maturity security and it is not more likely than not the Company will be required to sell the fixed maturity security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed maturity security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed maturity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

Net Unrealized Investment Gains and Losses in AOCI

The changes in unrealized gains and losses in accumulated other comprehensive income (loss) (“AOCI”) were as follows for the years ended December 31, 2018, 2017 and 2016:

($ in thousands)	Net Unrealized Gain (Losses) on Investments	VOBA	Future Policy Benefits and Policyholders’ Account Balances	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2015	$(327,781)	$36,774	$52,906	$83,402	$(154,699)
Net investment gains and losses on investments arising during the period	160,311	—	—	(56,111)	104,200
Reclassification adjustment for gains and losses included in net income	(81,920)	—	—	28,672	(53,248)
Impact of net unrealized investment gains and losses on VOBA	—	(30,948)	—	10,832	(20,116)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(28,924)	10,123	(18,801)

Balance, December 31, 2016	$(85,550)	$5,826	$23,982	$19,574	$(36,168)
Net investment gains and losses on investments arising during the period	332,918	—	—	(111,486)	221,432
Reclassification adjustment for gains and losses included in net income	(6,001)	—	—	2,100	(3,901)
Impact of net unrealized investment gains and losses on VOBA	—	(21,843)	—	7,645	(14,198)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(157,156)	55,005	(102,151)

Balance, December 31, 2017	$253,369	$(16,017)	$(133,174)	$(31,362)	$72,816
Net investment gains and losses on investments arising during the period	(560,739)	—	—	117,756	(442,983)
Reclassification adjustment for gains and losses included in net income	5,268	—	—	(1,106)	4,162
Establishement of valuation allowance related to deferred income tax assets	—	—	—	(65,654)	(65,654)
Impact of net unrealized investment gains and losses on VOBA	—	45,560	—	(9,568)	35,992
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	251,235	(52,760)	198,475
Implementation of accounting standard related to the reclassification of certain tax effects	—	—	—	9,558	9,558

Balance, December 31, 2018	$(312,638)	$29,543	$118,061	$(30,924)	$(195,958)